Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of nonvested shares
	Number of shares	Weighted average grant date value
Nonvested as of December 31, 2021	$1,000,000	$1,330,000
Granted	500,000	735,000
Vested	1,500,000	2,065,000
Nonvested as of December 31, 2021	$-	$-